Impairment of Mineral Stream Interests (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Impairment of Mineral Stream Interests

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2019	2018	2019	2018
Cobalt Interests
Voisey’s Bay	$165,912	$-	$165,912	$-

Total impairment charges	$165,912	$-	$165,912	$-